Borrowings	6 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Borrowings

8. Borrowings

Secured bank loan

In February 2024, the Cootamundra Oilseeds Pty Ltd, obtained a AUD$14 million bank facility to fund the expansion of the Cootamundra facility. The Company has deployed the AUD$14 million bank facility as follows: (i) AUD$4 million was allocated for equipment finance, (ii) AUD$8 million for working capital to purchase canola seed with max trade advance tenor of 120 days with BBSY plus 1.5% margin rate per annum, and (iii) AUD$2 million for interest only loan over three years with interest rate of variable base rate minus a margin of 3.48% per annum for business growth and working capital related to the crushing plant’s expansion.

On February 14, 2024, the Company issued a note for an equipment loan to the Commonwealth Bank of Australia in an aggregate principal amount of AUD$4,000,000 (the “Secured Bank Loan”). The note has a term of 60 months and a variable interest rate of 7.95%. The Secured Bank loan is payable in twenty (20) quarterly payments of AUD$244,643, commencing on May 19, 2024. Commonwealth Bank of Australia, as senior lender, has a total of $2 million secured by first mortgages over the Company’s freehold land and buildings. The financial assets pledged as collateral represent a floating charge and cannot be disposed of without the consent of the financier.

The following table summarizes outstanding borrowings as of December 31, 2025 and June 30, 2025.

	Unaudited December 31, 2025			Audited June 30, 2025
	AUD$			AUD$
	Current	Non-Current	Total	Current	Non-Current	Total

Equipment Finance secured bank loan	974,450	1,814,399	2,788,849	3,163,362	-	3,163,362
Trade finance facility	5,887,086	-	5,887,086	1,219,430	-	1,219,430
Other loans	-	41,126	41,126	89,344	-	89,344
Interest only secured bank loan	-	2,000,000	2,000,000	2,000,000	-	2,000,000
Total secured bank loan	6,861,536	3,855,525	10,717,061	6,472,136	-	6,472,136

The future payments of the equipment finance secured bank loan as of December 31, 2025 were as follows:

Calendar year	AUD$
2026	978,573
2027	978,573
2028	978,573
2029	251,190
Total payments outstanding	3,186,909
Less: accrued interest	(398,060)
Total equipment finance secured loan outstanding	2,788,849

The following table summarizes the outstanding Convertible Note as of December 31, 2025 and June 30, 2025:

	Unaudited December 31, 2025	Audited June 30, 2025
	AUD$	AUD$
Principal value of Convertible Note	-	1,590,100
Debt discount, net of amortization	-	(420,410)
Convertible Note	-	1,169,690